Financial assets at amortized cost - Securities (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Financial Assets At Amortized Cost - Securities
Amortized Cost	R$ 5,069
Fair value of reclassified assets		R$ 4,780
Other Comprehensive Income	R$ 82